Long-Term Debt And Lease Liabilities (Schedule Of Weighted Average Remaining Lease Term And Discount Rate) (Q2) (Details)	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt And Lease Liabilities [Abstract]
Weighted average remaining lease term, Operating Leases	1 year 2 months 12 days	8 months 12 days
Weighted average discount rate, Operating Leases	4.07%	6.00%
Weighted average remaining lease term, Finance Leases	10 months 24 days	10 months 24 days
Weighted average discount rate, Finance Leases	5.44%	5.60%